Earnings per share - Computation (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Basic earnings per share
Profit for the period attributable to equity owners of the parent (€m)	€ 49.2	€ 74.6	€ 90.4	€ 130.6
Weighted average Ordinary Shares (basic) in millions	173.7	174.1	174.1	174.3
Basic earnings per share	€ 0.28	€ 0.43	€ 0.52	€ 0.75
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	€ 49.2	€ 74.6	€ 90.4	€ 130.6
Weighted average Ordinary Shares (diluted) in millions	173.7	174.1	174.2	174.3
Diluted earnings per share	€ 0.28	€ 0.43	€ 0.52	€ 0.75